Share-Based Compensation - Summary of Option Activity (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at December 31, 2018 | shares	10,203,432
Number of Options, Granted | shares	4,016,717
Number of Options, Exercised | shares	(866,374)
Number of Options, Forfeited | shares	(1,028,422)
Number of Options, Outstanding at September 30, 2019 | shares	12,325,353	10,203,432
Number of Options, Vested and expected to vest, as of September 30, 2019 | shares	12,325,353
Number of Options, Exercisable as of September 30, 2019 | shares	4,093,530
Weighted Average Exercise Price, Outstanding at December 31, 2018 | $ / shares	$ 3.04
Weighted Average Exercise Price, Granted | $ / shares	13.88
Weighted Average Exercise Price, Exercised | $ / shares	1.21
Weighted Average Exercise Price, Forfeited | $ / shares	6.85
Weighted Average Exercise Price, Outstanding at September 30,2019 | $ / shares	6.30	$ 3.04
Weighted Average Exercise Price, Vested and expected to vest, as of September 30, 2019 | $ / shares	6.30
Weighted Average Exercise Price, Exercisable as of September 30,2019 | $ / shares	$ 3.13
Weighted Average Remaining Contractual Life (in years), Outstanding at December 31, 2018	8 years 6 months 7 days	8 years 11 months 19 days
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest, as of September 30, 2019	8 years 6 months 7 days
Weighted Average Remaining Contractual Life (in years), Exercisable as of September 30, 2019	7 years 9 months 29 days
Aggregate Intrinsic Value, Outstanding | $	$ 77,045	$ 129,551
Aggregate Intrinsic Value, Vested and expected to vest, as of September 30, 2019 | $	77,045
Aggregate Intrinsic Value, Exercisable as of September 30, 2019 | $	$ 36,059